CONSOLIDATED STATEMENTS OF CONDITION - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash and due from banks	$ 491,065	$ 388,311
Money market investments:
Time deposits with other banks	11,640,880	3,262,286
Total money market investments	11,640,880	3,262,286
Trading account debt securities, at fair value:
Pledged securities with creditors' right to repledge	241	598
Other trading account debt securities	36,433	39,723
Debt securities available-for-sale, at fair value:
Pledged securities with creditors' right to repledge	125,819	202,585
Other debt securities available-for-sale	21,435,333	17,445,888
Debt securities held-to-maturity, at amortized cost (fair value 2020 - $94,891; 2019 - $105,110)	92,621	97,662
Less - Allowance for credit losses	10,261	0
Debt securities held-to-maturity, net	82,360	97,662
Equity securities (realizable value 2020 - $173,929; 2019 - $165,952)	173,737	159,887
Loans held-for-sale, at lower of cost or fair value	99,455	59,203
Loans held-in-portfolio	29,588,430	27,587,856
Less - Unearned income	203,234	180,983
Allowance for credit losses	896,250	477,708
Total loans held-in-portfolio, net	28,488,946	26,929,165
Premises and equipment, net	510,241	556,650
Other real estate	83,146	122,072
Accrued income receivable	209,320	180,871
Mortgage servicing assets, at fair value	118,395	150,906
Other Assets	1,737,041	1,819,615
Goodwill	671,122	671,122
Other intangible assets	22,466	28,780
Total assets	65,926,000	52,115,324
Deposits:
Non-interest bearing	13,128,699	9,160,173
Interest bearing	43,737,641	34,598,433
Total deposits	56,866,340	43,758,606
Assets sold under agreements to repurchase	121,303	193,378
Notes payable	1,224,981	1,101,608
Other liabilities	1,684,689	1,044,953
Total liabilities	59,897,313	46,098,545
Commitments and contingencies
Stockholders' equity:
Preferred stock, 30,000,000 shares authorized; 885,726 shares issued and outstanding (2019 - 2,006,391)	22,143	50,160
Common stock, $0.01 par value; 170,000,000 shares authorized;104,508,290 shares issued (2019 - 104,392,222) and 84,244,235 shares outstanding (2019 - 95,589,629)	1,045	1,044
Surplus	4,571,534	4,447,412
Retained earnings	2,260,928	2,147,915
Treasury stock - at cost, 20,264,055 shares (2019 - 8,802,593)	(1,016,954)	(459,814)
Accumulated other comprehensive income (loss), net of tax	189,991	(169,938)
Total stockholders' equity	6,028,687	6,016,779
Total liabilities and stockholders' equity	$ 65,926,000	$ 52,115,324